Income tax expense (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Income Tax Expense

	2018	2017	2016
Current income tax expense	(654,953)	(437,967)	(200,663)
Deferred income tax (expense)/credit	159,472	(133,791)	(222,497)

Total income tax expense	(495,481)	(571,758)	(423,160)

Summary of Income Tax Relating to Each Component of Other Comprehensive Income

Income tax expense is attributable to profit from continuing operations.

Income tax relating to each component of other comprehensive income
	Before tax	Tax (expense)/ credit	Net of tax
2018
Foreign currency translation differences	850,188	(226,667)	623,521
Change in cash flow hedge reserve	19,156	(4,214)	14,942
Change in cost of hedging reserve	(347,602)	76,472	(271,130)
Remeasurements of employee termination benefits	12,699	(2,794)	9,905

	534,441	(157,203)	377,238

2017
Foreign currency translation differences	100,149	(107,299)	(7,150)
Remeasurements of employee termination benefits	(3,738)	748	(2,990)

	96,411	(106,551)	(10,140)

2016
Foreign currency translation differences	218,472	(87,381)	131,091
Remeasurements of employee termination benefits	(34,532)	7,066	(27,466)

	183,940	(80,315)	103,625

Summary of Reconciliation of Effective Income Tax Expense

Reconciliation of income tax expense

	2018	2017	2016
Profit from continuing operations before income tax expense	2,672,816	2,609,517	2,009,127
(Loss) from discontinued operations before income tax expense	—	—	(42,164)

Profit before income tax expense	2,672,816	2,609,517	1,966,963

Tax at the Turkey’s tax rate	(588,020)	(521,903)	(393,393)
Difference in overseas tax rates	7,617	4,133	(15,935)
Effect of exemptions (*)	198,160	73,916	104,244
Effect of amounts which are not deductible	(91,778)	(102,102)	(78,571)
Tax exemption from subsidiary sale(**)	24,268	—	—
Utilization of previously unrecognized tax losses	—	—	1,253
Change in unrecognized deferred tax assets (***)	(50,551)	(41,340)	(30,616)
Adjustments for current tax of prior years	2,510	11,280	(8,176)
Tax effect of investment in associate	—	—	—
Other	2,313	4,258	(1,966)

Total income tax expense	(495,481)	(571,758)	(423,160)

(*)	Mainly comprises of research and development tax credit and the exemption effect of Fintur amounted to TL 76,164.
(**)	The Group’s transfer of its total shareholding in Azerinteltek controlled by Inteltek to one of other shareholder of Azerinteltek, Baltech Investment LLC (Not 39)
(***)	Mainly comprises of tax losses for which no deferred tax asset has been recognized.